Shareholders' Equity (Tables)	12 Months Ended
Mar. 31, 2012
Shareholders' Equity [Abstract]
Shares Of Common Stock Outstanding

	Shares
	Year ended March 31,
	2010	2011	2012
Number of shares outstanding at beginning of year	2,604,779,843	3,669,044,614	3,600,886,932
New issue	800,000,000	—	103,429,360
Conversion of convertible bonds	258,040,481	—	—

Common stock held in treasury:
Repurchases of common stock	(26,857)	(75,030,934)	(50,093,031)
Sales of common stock	6,328	2,409	1,530
Common stock issued to employees	6,122,900	6,870,600	9,271,600
Other net change in treasury stock	121,919	243	(12,496)

Number of shares outstanding at end of year	3,669,044,614	3,600,886,932	3,663,483,895